STOCKHOLDERS EQUITY (Details 1) - shares	Dec. 31, 2025	Dec. 31, 2024
Capital	12,000,000	12,000,000
Percentage of capital	100.00%
AC SKAF HOLDINGS LTD [Member]
Capital	500,000
Percentage of capital	4.16%
ACCELERA SOLUTIONS S,A, [Member]
Capital	275,000
Percentage of capital	2.29%
DANIELA SERIO BONIFACIO [Member]
Capital	100,000
Percentage of capital	0.83%
GUILHERME REIF CARVALHAES [Member]
Capital	8,000
Percentage of capital	0.06%
CASA III HOLDINGS [Member]
Capital	772,500
Percentage of capital	6.43%
ERIK JAKOB ENGSTROM [Member]
Capital	2,000
Percentage of capital	0.01%
MALP HOLDINGS [Member]
Capital	772,500
Percentage of capital	6.43%
CHRISTOFER CHARLES LE JEUNE [Member]
Capital	70,000
Percentage of capital	0.58%
OPENCAP GLOBAL INC [Member]
Capital	145,000
Percentage of capital	1.20%
ROBERT OSSELAER [Member]
Capital	5,000
Percentage of capital	0.04%
PRHC LLC [Member]
Capital	260,600
Percentage of capital	2.17%
ANTOINE DE SEJOURNET DE RAMEIGNIES [Member]
Capital	5,000
Percentage of capital	0.04%
MR, PHILIPPE DE COCK DE RAMEYEN [Member]
Capital	2,400
Percentage of capital	0.02%
RANDWYCK LLC [Member]
Capital	40,000
Percentage of capital	0.33%
CAROLINE SOREL [Member]
Capital	5,000
Percentage of capital	0.04%
PATRICK GEORGES VANHERCK [Member]
Capital	2,000
Percentage of capital	0.01%
PAULO ROBERTO BONIFACIO [Member]
Capital	8,203,000
Percentage of capital	68.35%
TIVIX INVESTMENTS LLC [Member]
Capital	599,000
Percentage of capital	4.99%
SMC FAMILY LIMITED PARTNERSHIP [Member]
Capital	233,000
Percentage of capital	1.94%